Portfolio of Investments
Columbia Seligman Global Technology Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Bermuda 2.9%
Marvell Technology Group Ltd.	932,609	47,992,059
Brazil 1.0%
Boa Vista Servicos SA	2,777,200	4,852,512
Pagseguro Digital Ltd., Class A(a)	228,136	11,167,257
Total		16,019,769
China 0.0%
Kuaishou Technology(a)	57,039	846,030
France 0.1%
Criteo SA, ADR(a)	58,800	1,093,680
Israel 0.3%
CyberArk Software Ltd.(a)	33,200	5,320,300
Japan 0.8%
Renesas Electronics Corp.(a)	1,237,700	14,123,945
Netherlands 1.7%
NXP Semiconductors NV	181,700	29,157,399
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	645,000	8,043,150
United Kingdom 0.5%
Vodafone Group PLC, ADR	476,100	8,165,115
United States 91.2%
Activision Blizzard, Inc.	226,194	20,583,654
Advanced Energy Industries, Inc.(a)	235,207	24,127,534
Alphabet, Inc., Class A(a)	34,225	62,541,396
Alphabet, Inc., Class C(a)	19,656	36,083,306
Analog Devices, Inc.	131,795	19,417,357
Apple, Inc.	718,640	94,831,734
Applied Materials, Inc.	651,600	62,996,688
Arista Networks, Inc.(a)	70,663	21,733,112
Bloom Energy Corp., Class A(a)	1,373,609	47,952,690
Broadcom, Inc.	159,446	71,830,423
Cerence, Inc.(a)	281,428	31,494,608
CommScope Holding Co., Inc.(a)	547,500	8,042,775
Cornerstone OnDemand, Inc.(a)	134,226	5,489,843
Dell Technologies, Inc.(a)	283,900	20,693,471
Common Stocks (continued)
Issuer	Shares	Value ($)
Dropbox, Inc., Class A(a)	1,487,964	33,672,625
DXC Technology Co.	200,300	5,648,460
eBay, Inc.	539,243	30,472,622
Eiger BioPharmaceuticals, Inc.(a)	801,500	7,702,415
F5 Networks, Inc.(a)	103,800	20,339,610
Fidelity National Information Services, Inc.	127,900	15,790,534
Fiserv, Inc.(a)	119,200	12,240,648
Fortinet, Inc.(a)	201,859	29,219,090
Genpact Ltd.	293,177	11,222,816
Global Payments, Inc.	41,431	7,313,400
GoDaddy, Inc., Class A(a)	275,315	21,634,253
HP, Inc.	919,818	22,388,370
Inphi Corp.(a)	39,520	6,663,467
Intel Corp.	255,200	14,166,152
Lam Research Corp.	241,169	116,713,738
Lumentum Holdings, Inc.(a)	186,000	17,446,800
Maxim Integrated Products, Inc.	229,000	20,085,590
McAfee Corp., Class A	441,225	8,317,091
Micron Technology, Inc.(a)	638,555	49,979,700
Microsoft Corp.	251,800	58,407,528
NetApp, Inc.	696,500	46,275,460
NortonLifeLock, Inc.	1,033,806	21,782,292
Oracle Corp.	426,900	25,797,567
Palo Alto Networks, Inc.(a)	76,515	26,837,636
Plantronics, Inc.	631,351	20,026,454
Qorvo, Inc.(a)	38,675	6,608,784
Rambus, Inc.(a)	299,900	5,696,601
SailPoint Technologies Holdings, Inc.(a)	122,251	6,761,703
Salesforce.com, Inc.(a)	78,133	17,623,680
Sciplay Corp., Class A(a)	338,585	5,407,203
SMART Global Holdings, Inc.(a)	234,965	8,728,950
Synaptics, Inc.(a)	509,518	50,554,376
Synopsys, Inc.(a)	243,709	62,255,464
Tenable Holdings, Inc.(a)	53,339	2,639,747
Teradyne, Inc.	634,792	72,036,196
Verint Systems, Inc.(a)	122,940	9,076,660
Visa, Inc., Class A	200,525	38,751,456
Columbia Seligman Global Technology Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Western Digital Corp.	717,845	40,507,993
Xperi Holding Corp.	1,236,237	23,809,925
Total		1,528,421,647
Total Common Stocks (Cost $792,923,581)		1,659,183,094

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(b),(c)	19,661,832	19,659,866
Total Money Market Funds (Cost $19,659,866)		19,659,866
Total Investments in Securities (Cost $812,583,447)		1,678,842,960
Other Assets & Liabilities, Net		(3,796,478)
Net Assets		$1,675,046,482
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	10,750,308	73,058,577	(64,149,019)	—	19,659,866	—	2,728	19,661,832
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Seligman Global Technology Fund | Quarterly Report 2021

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1QT220_10_L01_(03/21)